Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,614,974.63	29,520		55.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$240,000,000.00	3.993%		December 15, 2026
Class A-2a Notes	$220,000,000.00	3.99%		September 15, 2028
Class A-2b Notes	$128,000,000.00	3.98539%	*	September 15, 2028
Class A-3 Notes	$348,000,000.00	3.90%		June 15, 2030
Class A-4 Notes	$64,000,000.00	3.98%		January 15, 2032
Class B Notes	$31,580,000.00	4.22%		January 15, 2032
Class C Notes	$21,050,000.00	0.00%		May 15, 2033
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,656,806.26

Principal:
Principal Collections	$19,935,071.82
Prepayments in Full	$11,300,870.52
Liquidation Proceeds	$303,526.42
Recoveries	$1,181.58
Sub Total	$31,540,650.34
Collections	$35,197,456.60

Purchase Amounts:
Purchase Amounts Related to Principal	$15,746.41
Purchase Amounts Related to Interest	$69.21
Sub Total	$15,815.62

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,213,272.22

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	9
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,213,272.22
Servicing Fee	$690,553.44	$690,553.44	$0.00	$0.00	$34,522,718.78
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,522,718.78
Interest - Class A-2a Notes	$666,399.91	$666,399.91	$0.00	$0.00	$33,856,318.87
Interest - Class A-2b Notes	$426,003.17	$426,003.17	$0.00	$0.00	$33,430,315.70
Interest - Class A-3 Notes	$1,131,000.00	$1,131,000.00	$0.00	$0.00	$32,299,315.70
Interest - Class A-4 Notes	$212,266.67	$212,266.67	$0.00	$0.00	$32,087,049.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,087,049.03
Interest - Class B Notes	$111,056.33	$111,056.33	$0.00	$0.00	$31,975,992.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,975,992.70
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$31,975,992.70
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,975,992.70
Regular Principal Payment	$35,926,154.49	$31,975,992.70	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$35,213,272.22

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$31,975,992.70
Total					$31,975,992.70

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,214,708.03	$91.89	$666,399.91	$3.03	$20,881,107.94	$94.92
Class A-2b Notes	$11,761,284.67	$91.89	$426,003.17	$3.33	$12,187,287.84	$95.22
Class A-3 Notes	$0.00	$0.00	$1,131,000.00	$3.25	$1,131,000.00	$3.25
Class A-4 Notes	$0.00	$0.00	$212,266.67	$3.32	$212,266.67	$3.32
Class B Notes	$0.00	$0.00	$111,056.33	$3.52	$111,056.33	$3.52
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$31,975,992.70	$30.38	$2,546,726.08	$2.42	$34,522,718.78	$32.80

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$200,421,025.59	0.9110047	$180,206,317.56	0.8191196
Class A-2b Notes	$116,608,596.70	0.9110047	$104,847,312.03	0.8191196
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000
Class A-4 Notes	$64,000,000.00	1.0000000	$64,000,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$781,659,622.29	0.7425778	$749,683,629.59	0.7122005

Pool Information
Weighted Average APR	5.248%	5.257%
Weighted Average Remaining Term	49.16	48.40
Number of Receivables Outstanding	24,572	23,806
Pool Balance	$828,664,128.15	$796,859,061.12
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$797,208,671.99	$766,786,117.17
Pool Factor	0.7556564	0.7266535

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,581.17
Yield Supplement Overcollateralization Amount	$30,072,943.95
Targeted Overcollateralization Amount	$51,125,593.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$47,175,431.53

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,581.17
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,581.17
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,581.17

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		43	$249,851.86
(Recoveries)		4	$1,181.58
Net Loss for Current Collection Period			$248,670.28
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3601%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3575%
Second Prior Collection Period			0.3219%
Prior Collection Period			0.2890%
Current Collection Period			0.3671%
Four Month Average (Current and Prior Three Collection Periods)			0.3339%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		342	$1,133,319.46
(Cumulative Recoveries)			$12,065.95
Cumulative Net Loss for All Collection Periods			$1,121,253.51
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1022%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,313.80
Average Net Loss for Receivables that have experienced a Realized Loss			$3,278.52

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.73%	133	$5,789,889.75
61-90 Days Delinquent	0.07%	13	$531,174.64
91-120 Days Delinquent	0.02%	4	$133,845.25
Over 120 Days Delinquent	0.02%	4	$160,047.70
Total Delinquent Receivables	0.83%	154	$6,614,957.34

Repossession Inventory:
Repossessed in the Current Collection Period		10	$660,199.40
Total Repossessed Inventory		17	$1,030,364.30

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0512%
Prior Collection Period			0.1058%
Current Collection Period			0.0882%
Three Month Average			0.0817%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1035%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	9

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	53	$2,291,528.76
2 Months Extended	89	$4,154,740.21
3+ Months Extended	11	$372,988.97

Total Receivables Extended	153	$6,819,257.94
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer